Intangibles And Goodwill (Schedule Of Net book Value Of Intangible Assets And Goodwill) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	$ 5,029	$ 5,029
Goodwill	280	280
Wireless spectrum licences	2,445	2,445
Other intangibles	7,997	7,979
Total intangible assets and goodwill	8,277	8,259
Cable Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	4,016	4,016
DTH And Satellite Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	1,013	1,013
Cable And Telecommunications Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	79	79
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	201	201
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total intangible assets and goodwill	2,445	2,445	$ 1,953
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	479	451
Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	$ 44	$ 54